Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Prepaids			$ 373
Accruals and reserves		1,291	2,571
Deferred tax assets current		1,291	2,944
Noncurrent:
Net operating loss carryforwards		17,139	22,002
Stock-based compensation		3,534	2,750
R&D and other credits		1,261	1,137
Property and equipment		1,000	1,009
Reserves- noncurrent		525
Other			57
Deferred tax assets-noncurrent		23,459	26,955
Gross deferred tax assets		24,750	29,899
Valuation allowance			(25,931)
Total deferred tax assets		24,750	3,968
Noncurrent
Intangibles		(4,065)	(3,968)
Goodwill		(2,416)	(1,929)
Gross deferred tax liabilities		(6,481)	(5,897)
Net deferred tax assets and liabilities:
Net deferred tax liabilities			(1,929)
Net deferred tax assets -current		1,291
Net deferred tax assets-noncurrent	9,762	16,978
Total net deferred tax assets		$ 18,269